Quarterly Results of Operations (Unaudited) (Restated for Discontinued Operations) (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock-based compensation	$ 5,827	$ 5,837	$ 32,197	$ 23,657	$ 16,507
Deferred Policy Acquisition Cost, Amortization Expense, Effect of Adjustments to Estimated Gross Profit	32,901	11,757
Additional Deferred Tax Valuation Allowance		$ 47,422